CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 71,950	$ 216,293
Trade and other receivables (Note 5)	41,775	37,527
Income taxes receivable	964	435
Prepaids and deposits	5,987	6,378
Net investment in finance lease	83	174
Contract costs, net (Note 15)	6,394	2,778
Total current assets	127,153	263,585
Non-current assets:
Contract costs, net (Note 15)	10,750	7,931
Net investment in finance lease	45	241
Deferred tax asset (Note 18)	325	118
Right-of-use assets, net (Note 6)	1,342	2,038
Property and equipment, net (Note 7)	2,108	2,624
Intangible assets, net (Note 8)	2,401	1,150
Goodwill (Note 9)	14,251	5,982
Total assets	158,375	283,669
Current liabilities:
Trade and other payables	31,663	26,025
Income taxes payable	251	101
Deferred revenue (Note 15)	67,268	55,779
Contingent consideration	0	1,083
Lease obligations (Note 6)	1,470	1,374
Total current liabilities	100,652	84,362
Non-current liabilities:
Acquisition holdback payables	1,045	0
Contingent consideration	0	1,177
Deferred revenue (Note 15)	617	528
Lease obligations (Note 6)	639	1,692
Employee benefit obligations (Note 11)	3,285	2,423
Deferred tax liability (Note 18)	1,416	1,276
Total liabilities	107,654	91,458
Shareholders’ equity
Share capital (Note 12)	247,496	268,194
Contributed surplus	13,960	8,458
Accumulated other comprehensive loss	(5,946)	(9,571)
Deficit	(204,789)	(74,870)
Total equity	50,721	192,211
Total liabilities and equity	158,375	283,669
Commitments and contingencies (Note 19)